Income Taxes (Details 2) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Insurance claims and reserves		$ 396	$ 309
Other, net		14	23
Total deferred tax assets		410	332
Deferred tax liabilities:
Investment securities		(487)	(313)
Deferred policy acquisition costs		(129)	(192)
Total deferred tax liabilities		(616)	(505)
Net deferred tax assets (liabilities)	$ (136)	(206)	(173)
Excluding Unrealized Gains [Member]
Deferred tax assets:
Insurance claims and reserves		357	284
Other, net		25	31
Total deferred tax assets		382	315
Deferred tax liabilities:
Investment securities		(23)	(13)
Deferred policy acquisition costs		(313)	(310)
Total deferred tax liabilities		(336)	(323)
Net deferred tax assets (liabilities)		46
Net deferred tax assets (liabilities)			(8)
Impact of Unrealized Gains [Member]
Deferred tax assets:
Insurance claims and reserves		39	25
Other, net		(11)	(8)
Total deferred tax assets		28	17
Deferred tax liabilities:
Investment securities		(464)	(300)
Deferred policy acquisition costs		184	118
Total deferred tax liabilities		(280)	(182)
Net deferred tax assets (liabilities)		$ (252)	$ (165)